Cover	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2025
Entity File Number	000-56581
Entity Registrant Name	Unite Acquisition 2 Corp.
Entity Central Index Key	0001938570
Entity Tax Identification Number	88-1593753
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12 E. 49th Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	917
Local Phone Number	200-3734
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false